Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 2,655,236	$ 1,515,051
Other current financial assets	961,355	919,049
Other current non-financial assets	196,335	69,870
Trade and other receivables, current	1,087,420	654,073
Trade receivables due from related parties, current	81,622	86,152
Current inventories	1,784,281	1,183,776
Current tax assets	224,914	157,542
Total current assets other than those classified as held for sale or disposal	6,991,163	4,585,513
Non-current assets or groups of assets classified as held for sale	346	582
Total non-current assets held for sale	346	582
Total current assets	6,991,509	4,586,095
Non-current assets
Other non-current financial assets	32,126	9,268
Other non-current non-financial assets	52,396	33,487
Non-current trade receivables	2,091	6,172
Investments classified using the equity method of accounting	54,386	39,824
Intangible assets other than goodwill	166,336	179,658
Goodwill	967	34,596
Property, plant and equipment, net	2,726,838	2,012,225
Right-of-use assets	60,867	52,608
Non-current tax assets	127,114	90,364
Deferred tax assets	604,471	135,904
Total non-current assets	3,827,592	2,594,106
Total assets	10,819,101	7,180,201
Current liabilities
Other current financial liabilities	522,999	51,305
Lease liabilities, current	12,149	7,704
Trade and other payables, current	374,789	279,650
Other current provisions	1,303,146	317,666
Current tax liabilities	356,611	166,935
Provisions for employee benefits, current	35,376	26,775
Other current non-financial liabilities	446,477	141,674
Total current liabilities	3,051,547	991,709
Non-current liabilities
Other non-current financial liabilities	2,394,218	2,587,732
Non-current lease liabilities	49,585	46,519
Non-current trade and other payables	0	3,813
Other non-current provisions	58,053	61,038
Deferred tax liabilities	289,825	246,320
Non-current provisions for employee benefits	43,872	27,099
Total non-current liabilities	2,835,553	2,972,521
Total liabilities	5,887,100	3,964,230
Equity attributable to owners of the Parent
Share capital	1,577,643	1,577,643
Retained earnings	3,350,114	1,648,032
Other reserves	(31,125)	(44,155)
Equity attributable to owners of the Parent	4,896,632	3,181,520
Non-controlling interests	35,369	34,451
Total equity	4,932,001	3,215,971
Total liabilities and equity	$ 10,819,101	$ 7,180,201